PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

PUBLICLY LISTED COMPANIES - 3.8%
COMMON STOCKS - 3.8%	Shares	Value
FINANCIALS - 3.8%
ASSET MANAGEMENT - 3.8%
Apollo Global Management, Inc.	10,704	$ 1,518,576
Ares Management Corporation - Class A	9,052	1,567,806
Blackstone, Inc.	10,495	1,569,842
Blue Owl Capital, Inc. - Class A	41,290	793,181
Brookfield Asset Management Ltd. - Class A	20,615	1,139,597
Brookfield Corporation	10,071	622,891
Carlyle Group, Inc. (The)	31,869	1,638,068
Hamilton Lane, Inc. - Class A	5,162	733,623
KKR & Company, Inc.	12,165	1,618,310
StepStone Group, Inc. - Class A	13,488	748,584
TPG, Inc.	15,266	800,702
TOTAL PUBLICLY LISTED COMPANIES (Cost $8,528,638)		$ 12,751,180

PRIVATE EQUITY INVESTMENTS - 75.6%	Shares	Value
PORTFOLIO COMPANIES - 66.0%
Accessibe Coinvest Aggregator, L.P. (a)(b)(c)	57,991	$ 6,850,555
AP Bold Co-Invest (Parallel), L.P. (b)(c)(d)(e)	–	8,000,000
Avance Tropical Co-Investors Parallel, LLC (a)(b)(c)	10,000	10,558,336
BlueVoyant, Inc. (b)(c)(d)	3,404,834	9,320,000
Circuit Clinical Solutions Preferred Series C Stock (b)(c)(d)	112,300	6,000,000
CMP Terrapin Partners I, L.P. (a)(b)(c)(e)	–	8,536,673
CMP Terrapin Partners II, L.P. (a)(b)(c)(e)	–	5,106,856
FS NU Investors, L.P. - Class A (b)(c)(d)	47,500	4,708,882
FS NU Investors, L.P. - Class C (b)(c)(d)	2,404	281,540
Greenbriar Coinvestment WPS, L.P. (a)(b)(c)(e)	–	3,751,493
Greenbriar Coinvestment WSA, L.P. (b)(c)(d)(e)	–	14,000,000
Hg Vibranium Co-Invest, L.P. (a)(b)(c)(e)	–	12,093,378
JMI Fire Aggregator, L.P. (a)(b)(c)(e)	–	4,997,683
JMI Jump Aggregator, L.P. (b)(c)(d)(e)	–	10,000,000
JMI Time Aggregator, L.P. (a)(b)(c)(e)	–	6,800,704

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 75.6% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 66.0% (Continued)
KOLN Co-Invest Blocked, L.P. - Class A (b)(c)(d)	5,000	$ 5,716,117
NP/BF Holdings, L.P. (b)(c)(d)(e)	–	11,500,000
Onex ISO Co-Invest, L.P. (a)(b)(c)(e)	–	7,086,202
Partners Group Client Access 43, L.P. Inc. (a)(b)(c)(e)	–	9,391,684
Partners Group Client Access 45, L.P. Inc. (a)(b)(c)(e)	–	4,380,149
Project Arete (a)(b)(c)(e)	–	7,218,034
Project Backyard (b)(c)(d)	50,000	7,500,000
Project Warrior (a)(b)(c)(e)	–	8,985,001
RCP MB Investments B, L.P. (a)(b)(c)(e)	–	9,497,210
REP Maple Coinvest IV, L.P. (b)(c)(d)	8,000,000	12,704,000
REP Patriot Coinvest IV-A, L.P. (b)(c)(d)	2,550,000	2,040,000
SKCP VI Artemis Co-Invest, L.P. (a)(b)(c)(e)	–	14,216,978
VEPF VIII Co-Invest 3-A, L.P. (a)(b)(c)(e)	–	9,328,555
		220,570,030
PORTFOLIO FUNDS - 9.6%
Apax XI USD, L.P. (a)(b)(c)(e)	–	1,187,527
Cordillera Investment Fund III-B, L.P. (a)(b)(c)(e)	–	1,201,497
PMOV Fund, L.P. (a)(b)(c)(e)(f)	–	10,071,448
Saturn Five Frontier I, LLC - Class A (a)(b)(c)(g)	5,000,000	6,671,653
Stellex Bolt Co-Invest, L.P. (b)(c)(d)(e)(h)	–	13,000,000
		32,132,125

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $206,966,146)		$ 252,702,155

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 18.9%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.19% (i) (Cost $63,096,397)	63,096,397	$ 63,096,397

TOTAL INVESTMENTS AT VALUE - 98.3% (Cost $278,591,181)		$ 328,549,732

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		5,677,960

NET ASSETS - 100.0%		$ 334,227,692

(a)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(b)	Restricted investments as to resale. The total value of these securities is $252,702,155, which represents 75.6% of total net assets of the Fund.
(c)	Non-income producing security.
(d)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $104,770,539, which represents 31.2% of total net assets of the Fund.
(e)	Investment does not issue shares.
(f)	Affiliated investment for which ownership is 25% or more of the investment's capital.
(g)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary I, LLC.
(h)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary II, LLC.
(i)	The rate shown is the 7-day effective yield as of June 30, 2025.

LLC - Limited Liability Company.
L.P. - Limited Partnership.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:
Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Accessibe Coinvest Aggregator, L.P.	5/10/2024	$ 5,071,338	$ 6,850,555	2.0%
AP Bold Co-Invest (Parallel), L.P.	6/27/2025	8,247,931	8,000,000	2.4%
Avance Tropical Co-Investors Parallel, LLC	12/9/2024	10,262,591	10,558,336	3.2%
BlueVoyant, Inc.	12/23/2021	8,000,000	9,320,000	2.8%
Circuit Clinical Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	1.8%
CMP Terrapin Partners I, L.P.	1/23/2024	7,944,593	8,536,673	2.6%
CMP Terrapin Partners II, L.P.	6/21/2024	4,708,920	5,106,856	1.5%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,708,882	1.4%
FS NU Investors, L.P. - Class C	8/9/2024	264,308	281,540	0.1%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,833,103	3,751,493	1.1%
Greenbriar Coinvestment WSA, L.P.	5/23/2025	14,024,889	14,000,000	4.2%
Hg Vibranium Co-Invest, L.P.	6/29/2022	7,275,288	12,093,378	3.6%
JMI Fire Aggregator, L.P.	8/5/2024	5,058,711	4,997,683	1.5%
JMI Jump Aggregator, L.P.	4/17/2025	10,098,277	10,000,000	3.0%
JMI Time Aggregator, L.P.	12/5/2022	5,033,995	6,800,704	2.0%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,716,117	1.7%
NP/BF Holdings, L.P.	5/23/2025	11,524,482	11,500,000	3.4%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	7,086,202	2.1%
Partners Group Client Access 43, L.P. Inc.	11/16/2022	6,186,946	9,391,684	2.8%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	5,636,050	4,380,149	1.3%
Project Arete	5/3/2024	5,116,369	7,218,034	2.2%
Project Backyard	5/1/2023	5,030,923	7,500,000	2.2%
Project Warrior	8/18/2023	4,264,484	8,985,001	2.7%
RCP MB Investments B, L.P.	7/11/2022	8,242,477	9,497,210	2.9%
REP Maple Coinvest IV, L.P.	5/28/2024	8,084,445	12,704,000	3.8%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	2,040,000	0.6%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	103,835	14,216,978	4.3%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,467,679	9,328,555	2.8%

Portfolio Funds
Apax XI USD, L.P.	1/5/2024	$ 1,144,234	$1,187,527	0.3%
Cordillera Investment Fund III-B, L.P.	5/3/2022	1,134,408	1,201,497	0.4%
PMOV Fund, L.P.	12/31/2024	10,005,352	10,071,448	3.0%
Saturn Five Frontier I, LLC - Class A	12/15/2021	6,316,019	6,671,653	2.0%
Stellex Bolt Co-Invest, L.P.	5/22/2025	13,414,370	13,000,000	3.9%
		$ 206,966,146	$ 252,702,155	75.6%